Personnel expenses (Details 3)	12 Months Ended
Dec. 31, 2013 BRL (R$)
Sop 2013 [Abstract]
Method of Assessment	Black&Scholes
Volatility	40.00%
Rate of Dividends	3.00%
Vesting Period	3 years
Average Exercise Time	5 years
Risk-Free Rate	11.80%
Probability of Occurrence	60.27%
Fair Value of the Option Shares	R$ 5.96